Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Jan. 03, 2016	Dec. 28, 2014	Dec. 29, 2013
Income Statement [Abstract]
Net Sales	$ 2,298.1	$ 2,394.0	$ 2,338.6
Costs and expenses
Cost of sales	1,427.8	1,487.1	1,500.0
Selling, general and administrative expenses	588.6	612.4	598.3
Total costs and expenses	2,016.4	2,099.5	2,098.3
Operating income	281.7	294.5	240.3
Interest and debt expense, net	(23.9)	(19.0)	(20.4)
Other income, net	0.4	6.6	4.1
Income before income taxes	258.2	282.1	224.0
Provision for income taxes	62.7	66.5	39.5
Net income	195.5	215.6	184.5
Noncontrolling interest	0.3	2.1	0.5
Net income attributable to Teledyne	$ 195.8	$ 217.7	$ 185.0
Basic earnings per common share (in USD per share)	$ 5.55	$ 5.87	$ 4.96
Weighted average common shares outstanding (in shares)	35.3	37.1	37.3
Diluted earnings per common share (in USD per share)	$ 5.44	$ 5.75	$ 4.87
Weighted average diluted common shares outstanding (in shares)	36.0	37.9	38.0